Income Taxes (Schedule of Tax Expense at Statutory Rates for Company Reconciled to Reported Income Taxes) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (516,860)	$ (712,711)	$ (439,606)
Federal and provincial statutory tax rate	27.00%	27.00%	26.00%
Income tax recovery based on the above rates	$ (139,552)	$ (192,432)	$ (114,298)
Non-deductible expenses and other	44,440	164,973	16,998
Change in tax rates		(102,075)
Adjustment to prior years provision versus statutory tax returns	(93,327)
Losses and temporary differences for which no tax benefit has been recorded	188,439	129,534	97,300
Total income taxes